Provisions	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m	€m
Balance at December 31, 2019	7.4	1.2	6.9	31.3	46.8
Additional provision in the period	15.6	—	0.1	13.4	29.1
Release of provision	—	(0.7)	(0.4)	(6.0)	(7.1)
Utilization of provision	(10.4)	(0.5)	—	(5.9)	(16.8)
Foreign exchange	0.3	—	—	(0.5)	(0.2)
Balance at December 31, 2020	12.9	—	6.6	32.3	51.8
Acquired through business combinations	—	—	0.3	3.8	4.1
Additional provision in the period	2.6	—	1.0	2.5	6.1
Release of provision	(0.1)	—	—	(4.0)	(4.1)
Utilization of provision	(9.8)	—	—	(6.9)	(16.7)
Foreign exchange	—	—	—	1.0	1.0
Balance at December 31, 2021	5.6	—	7.9	28.7	42.2
Analysis of total provisions:				December 31, 2021	December 31, 2020
Current				39.3	45.7
Non-current				2.9	6.1
Total				42.2	51.8
Restructuring
The €5.6 million (2020: €12.9 million) provision relates to committed plans for certain restructuring activities of exceptional nature which are due to be completed within the next 12 months.
The amounts have been provided based on the latest information available on the likely remaining expenditure required to complete the committed plans. An additional provision of €2.6 million has been made and €9.8 million has been utilized in the year ended December 31, 2021.
Provisions relating to other taxes
The €7.9 million (2020: €6.6 million) provision relates to other, non-income taxes due to tax authorities after tax investigations within certain operating subsidiaries within the Nomad Group.
Other
Other provisions include €3.9 million (December 31, 2020: €4.4 million) of contingent liabilities acquired as part of the Goodfella’s Pizza acquisition that are indemnified by the Seller’s insurance policies, €4.3 million (December 31, 2020: €4.7 million) of obligations in Italy, €4.6 million (December 31, 2020: €6.1 million) for asset retirement obligations, €1.3 million (December 31, 2020: €1.9 million) of pre-acquisition related liabilities related to the acquisition date liabilities of Aunt Bessie's Limited, €2.4 million (December 31, 2020: €6.6 million) of provisions in the period relate to employer taxes on the Long-term Incentive Plan (see Note 8) which would become payable on the issuance of shares, and other obligations from previous accounting periods.